Sale Of Management & Consolidation/Deconsolidation of Navios Containers - Consolidation of Navios Containers (Table) (Details) - Favorable lease terms $ in Thousands	11 Months Ended
Nov. 30, 2018 USD ($)
Finite Lived Intangible Assets [Line Items]
Weighted Average Amortization (years)	1 year 4 months 24 days
Amortization per Year	$ (22,391)
Finite lived intangible assets amortization method	straight line method